RETIREMENT BENEFIT PLANS - Expected Future Service and Compensation Increases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	$ 51
2023	143
2024	261
2025	390
2026	496
Years 2027-2031	4,501
Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	102
2023	173
2024	251
2025	354
2026	451
Years 2027-2031	$ 3,252